INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of income (loss) before provision for income taxes

Income (loss) before provision for income taxes consisted of:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Outside China areas	¥(28,447,953)	¥(7,624,668)	$(1,094,242)
China	3,064,024	904,020	129,739
Total	¥(25,383,929)	¥(6,720,648)	$(964,503)

Schedule of deferred tax asset, net

Deferred tax asset, net is composed of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥832,515	¥841,096	$120,708
Impairment loss from investment in unconsolidated entity	605,660	605,660	86,920
Net operating loss carryforwards	7,456,198	8,202,780	1,177,208
Less: Valuation allowance	(8,894,373)	(9,649,536)	(1,384,836)
Deferred income tax assets, net	¥—	¥—	$—

Schedule of company's income tax expense

The Company’s income tax expense is composed of the following:

	For the six months ended December 31,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Current income tax provision	¥2,002	¥316,799	$45,465
Income tax expenses	¥2,002	¥316,799	$45,465